Consolidated Balance Sheets	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)		Feb. 28, 2025 SGD ($)
Current assets:
Cash and cash equivalents	$ 1,879,782	$ 2,375,293		$ 268,436
Accounts receivable, net				113,643
Deposits, prepayments and other current assets	5,041,729	6,370,728		15,340
Deferred public offering costs				787,977
Contract costs	2,534,643	3,202,775		147,135
Total current assets	9,456,154	11,948,796		1,332,531
Non-current assets:
Property and equipment, net	206,569	261,021		2,030
Operating lease right-of-use assets, net	323,526	408,807		23,252
Prepayments	365,218	461,489	[1]		[1]
Total non-current assets	895,313	1,131,317		25,282
TOTAL ASSETS	10,351,467	13,080,113		1,357,813
Current liabilities:
Accounts payable				438,700
Accrued liabilities and other payables	1,248,351	1,577,417		585,028
Contract liabilities				544,678
Operating lease liabilities, current	121,459	153,476		20,463
Loans payable, current				3,442
Total current liabilities	1,379,171	1,742,722		2,284,292
Non-current liabilities:
Operating lease liabilities, non-current	202,067	255,331		2,789
Warrant liabilities				276,250
Total non-current liabilities	202,067	255,331		279,039
TOTAL LIABILITIES	1,581,238	1,998,053		2,563,331
Commitments and contingencies
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary shares, US$0.001 par value, 50,000,000 shares authorized, 17,500,000 and 21,812,500 shares issued and outstanding as of February 28, 2025 and February 28, 2026 respectively	22,950	29,000		23,550
Additional paid in capital	15,401,464	19,461,288		1,076,450
Accumulated deficits	(6,654,185)	(8,408,228)		(2,305,518)
Total shareholders’ (deficit) equity	8,770,229	11,082,060		(1,205,518)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	10,351,467	13,080,113		1,357,813
Related Party [Member]
Current liabilities:
Amount due to related parties	$ 9,361	$ 11,829		$ 691,981

[1]	Prepaid marketing expenses were mainly made to vendors for 23 months of marketing services including investor relations, advising on business plans and corporate development to drive business growth.